Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital stock [member]	Legal reserve [member]	Investment reserve [member]	Additional dividend proposed [member]	Retained earnings [member]	Other comprehensive loss [member]	Total
Beginning balance at Dec. 31, 2017	R$ 10,000,000	R$ 1,058,275	R$ 6,939,296	R$ 53,539	R$ 0	R$ (538,101)	R$ 17,513,009
Net income for the year					2,835,068		2,835,068
Actuarial gains (losses)						(10,994)	(10,994)
Total comprehensive income for the year					2,835,068	(10,994)	2,824,074
Legal reserve		141,755			(141,755)		0
Investments reserve capitalized	5,000,000		(5,000,000)				0
Interest on capital (R$0.9851 per share)					(673,328)		(673,328)
2017 additional proposed dividends, approved (R$0.07833 per share)				(53,539)			(53,539)
Additional proposed dividends				118,859	(118,859)		0
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(58,528)			(58,528)
Transfer to investments reserve			1,901,126		(1,901,126)
Ending balance at Dec. 31, 2018	15,000,000	1,200,030	3,840,422	60,331	0	(549,095)	19,551,688
Net income for the year					3,367,517		3,367,517
Actuarial gains (losses)						(363,076)	(363,076)
Total comprehensive income for the year					3,367,517	(363,076)	3,004,441
Legal reserve		168,376			(168,376)		0
Interest on capital (R$1.17012 per share)					(799,785)		(799,785)
2018 additional proposed dividends, approved (R$0.08827 per share)				(60,331)			(60,331)
Additional proposed dividends				141,203	(141,203)		0
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(60,230)			(60,230)
Transfer to investments reserve			2,258,153		(2,258,153)		0
Ending balance at Dec. 31, 2019	15,000,000	1,368,406	6,098,575	80,973	0	(912,171)	21,635,783
Net income for the year					973,318		973,318
Actuarial gains (losses)						511,169	511,169
Total comprehensive income for the year					973,318	511,169	1,484,487
Legal reserve		48,666			(48,666)
Interest on shareholder's equity (R$0.33820 per share)					(231,163)		(231,163)
2019 additional proposed dividends, approved (R$0.11847 per share)				(80,973)			(80,973)
Additional proposed dividends				40,806	(40,806)		0
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(14,430)			(14,430)
Transfer to investments reserve			652,683		(652,683)		0
Ending balance at Dec. 31, 2020	R$ 15,000,000	R$ 1,417,072	R$ 6,751,258	R$ 26,376	R$ 0	R$ (401,002)	R$ 22,793,704